Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002019435
Document Type	POS AM
Amendment Description	Amendment No. 2
Entity Registrant Name	Blue Gold Limited
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	1040
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true